Taxation - Summary of prima facie tax reconciliation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income Taxes [Line Items]
Profit before taxation	$ 13,785	$ 18,662	[1]	$ 30,833	[1]
Prima facie tax payable at UK rate	3,239	3,546		5,858
Higher rate of taxation of 30% on Australian earnings	835	1,550		2,598
Other tax rates applicable outside the UK and Australia	(2)	(17)		103
Tax effect of profit from equity accounted units, related impairments and expenses	(159)	(109)		(198)
Impact of changes in tax rates	(173)	(11)		0
Resource depletion allowances	(11)	(40)		(52)
Recognition of previously unrecognised deferred tax assets	(157)	(261)		(212)
Write-down of previously recognised deferred tax assets	0	932		0
Utilisation of previously unrecognised deferred tax assets	(10)	(37)		(200)
Unrecognised current year operating losses	567	212		107
Deferred tax arising on internal sale of assets in Canadian operations	(364)	0		0
Adjustments in respect of prior periods	31	(222)		40
Other items	36	71		192
Total taxation charge	$ 3,832	$ 5,614	[1]	$ 8,236	[1]
Weighted average statutory corporation tax rate	31.00%	29.00%		29.00%
Opening balance as previously reported
Income Taxes [Line Items]
Write-down of previously recognised deferred tax assets		$ 820

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.